Share-Based Payments (Tables)	12 Months Ended
Apr. 30, 2013
Share-Based Payments [Abstract]
Summary of the Company's stock option activity and related information

	Options	Weighted-Average Exercise Price
Outstanding at May 1, 2012	124,841	$42.18
Exercised	(77,408)	40.91

Outstanding and exercisable at April 30, 2013	47,433	$44.26

Summary of company's restricted shares, deferred shares, deferred stock units, and performance units

	Restricted Shares and Deferred Stock Units	Weighted-Average Grant Date Fair Value	Performance Units	Weighted-Average Conversion Date Fair Value
Outstanding at May 1, 2012	990,990	$55.95	99,455	$76.37
Granted	109,770	76.37	106,666	100.54
Converted	99,455	76.37	(99,455)	76.37
Vested	(199,642)	59.01	—	—
Forfeited	(15,359)	57.36	—	—

Outstanding at April 30, 2013	985,214	$59.64	106,666	$100.54

Weighted-average grant date fair values of the equity awards

Year Ended April 30,	Restricted Shares and Deferred Stock Units	Weighted- Average Grant Date Fair Value	Performance Units	Weighted- Average Conversion Date Fair Value
2013	109,770	$76.37	106,666	$100.54
2012	152,180	78.32	99,455	76.37
2011	303,863	58.32	125,360	77.53